Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Cost-method Investments [Line Items]
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	$ 8
Foreign Exchange Forward [Member]
Schedule of Cost-method Investments [Line Items]
Derivatives used in Net Investment Hedge, Net of Tax		46	11
Interest Rate Swap [Member]
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount		1,592	0
Interest Rate Caps [Member]
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount		8,333	0
Interest Rate Caps [Member] | Interest Rate Caps Sold
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount		6,200	7,100
Interest Rate Caps [Member] | Interest Rate Caps Purchased
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount		2,100	1,800
Interest Rate Caps [Member] | Interest Rate Caps Purchased | Subsidiary Issuers
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount		4,200	5,200
Currency Swap [Member]
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount		$ 493	$ 0